EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS PER SHARE
11.	EARNINGS PER SHARE
The following table sets forth the calculation of basic and diluted earnings per share:

	For the years ended
	December 31, 2021	December 31, 2020	December 31, 2019
Numerator:
Net (loss) income	$(27,139)	$32,857	$561
Denominator:
Basic and diluted weighted average common shares	89,959,993	67,673,884	67,673,884
(Loss) earnings per share:
Basic	$(0.30)	$0.49	$0.01
Diluted	$(0.30)	$0.49	$0.01
The following outstanding shares of common stock equivalents were excluded from the calculation of diluted earnings per share due to the anti-dilutive effect such shares would have on net loss per common share.

	For the years ended
	December 31, 2021	December 31, 2020	December 31, 2019
Anti-dilutive securities excluded from calculation of diluted EPS:
Warrants	14,666,644	—	—
Stock options	1,386,974	—	—
Restricted stock units	656,485	—	—
Earn-out shares	2,187,500	—	—

Total anti-dilutive securities	18,897,603	—	—